BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2021
Basis Of Preparation [Abstract]
BASIS OF PREPARATION [Text Block]

2. BASIS OF PREPARATION

(a) Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB").

The consolidated financial statements were authorized for issue by the Board of Directors on March 9, 2022.

(b) Basis of measurement

The consolidated financial statements have been prepared on a historical cost basis except for certain assets and liabilities initially recognized in connection with business combinations, and certain financial instruments, which are measured at fair value.

(c) Functional and presentation currency

These consolidated financial statements are presented in U.S. dollars ("USD"), which is the functional currency of the Corporation. All financial information has been rounded to the nearest thousand, except where otherwise indicated.

(d) Basis of consolidation

Subsidiaries are entities the Corporation controls. Entities over which the Corporation has control are fully consolidated from the date that control commences until the date that control ceases. All intercompany transactions and balances between subsidiaries are eliminated on consolidation.

(e) Use of estimates and judgments

The preparation of the consolidated financial statements in conformity with IFRS requires Management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Significant changes in these assumptions, including those related to the Corporation's future business plans and cash flows, could materially change the amounts the Corporation records. Actual results may differ from these estimates.

On an ongoing basis, Management has applied judgment in the following areas:

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interpreting key terms in revenue contracts to identify performance obligations, determine the provision of goods or services and whether revenue and direct costs of revenue should be presented on a gross or net basis;

•	determining cash generating units ("CGUs") for the purpose of impairment testing;
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choosing methods for depreciating and amortizing our property and equipment, right-of-use assets and intangible assets that represent most accurately the consumption of benefits derived from those assets. In making this determination, the Corporation has considered assumptions that are most representative of the economic substance of the intended use of the underlying assets. These same assumptions were used when deciding to designate certain intangible assets as assets with indefinite useful lives as the Corporation believes that there is no limit to the period that these assets are expected to generate net cash inflows;

•	determining which projects qualify for capitalization of direct labour cost to intangible assets;
•	determining lease term and incremental borrowing rate in measuring right-of-use assets and lease liabilities;
•	determining the vesting period of performance options based on achievement of specified non-market performance conditions;
•	determining whether certain hedging relationships and financial instruments qualify for hedge accounting;
•	assessing the recoverability of the deferred tax assets and the timing and reversal of temporary differences; and
•	interpreting tax rules, regulations and legislative developments.

The Corporation also uses significant estimates in the following areas:

•	determining the recoverable amount of financial and non-financial assets when testing for impairment;
•	assessing the probability of achieving non-market performance conditions for performance options and performance share units; and
•	determining the fair value of equity-settled share-based compensation expense and derivative instruments.

Estimates are based on historical experience adjusted as appropriate for current circumstances and other assumptions that Management believes to be reasonable. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. The application of the estimates and judgment noted above are discussed in Note 3.